Commitments and Contingencies (Details) $ in Millions	8 Months Ended
Sep. 11, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Litigation settlement, amount award to other party	$ 0.9
Insurance recoveries	$ 0.5